Payson Total Return Fund
SCHEDULE OF INVESTMENTS (UNAUDITED)
June 30, 2026
1
The following is a summary of the inputs used to value the
Fund's investments as of June 30, 2026.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized
as Level 2 in the hierarchy. Municipal securities, long-term U.S.
government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and
Shares Security Description Value
Common Stock - 95.9%
Consumer Discretionary - 9.9%
75,280 Amazon.com, Inc.(a) $ 17,942,235
1,775 AutoZone, Inc.(a) 5,672,793
51,051 The TJX Cos., Inc. 7,734,227
31,349,255
Energy - 3.6%
37,441 Chevron Corp. 6,206,220
20,680 Marathon Petroleum Corp. 5,287,256
11,493,476
Financials - 8.3%
35,500 JPMorgan Chase & Co. 11,620,215
15,853 Mastercard, Inc., Class A 8,142,101
19,000 Visa, Inc., Class A 6,518,710
26,281,026
Health Care - 9.4%
43,035 AbbVie, Inc. 10,829,327
13,948 Amgen, Inc. 5,050,850
34,500 Johnson & Johnson 8,761,965
10,325 Thermo Fisher Scientific, Inc. 5,176,542
29,818,684
Industrials - 10.3%
27,842 AMETEK, Inc. 6,736,093
17,859 Honeywell Aerospace, Inc.(a) 3,948,268
17,859 Honeywell International, Inc.(a) 3,998,630
12,363 Hubbell, Inc. 6,468,322
12,012 L3Harris Technologies, Inc. 3,490,567
47,249 nVent Electric PLC 8,013,903
32,655,783
Information Technology - 54.4%
84,155 Alphabet, Inc., Class A 30,074,472
86,226 Apple, Inc. 24,950,356
7,393 ASML Holding NV 14,707,930
55,579 Broadcom, Inc. 20,994,967
38,824 Lam Research Corp. 16,823,604
22,592 Meta Platforms, Inc., Class A 12,725,848
63,316 Microsoft Corp. 23,618,134
Shares Security Description Value
Information Technology - 54.4% (continued)
144,125 NVIDIA Corp. $ 28,837,971
172,733,282
Total Common Stock (Cost $134,109,346) 304,331,506
Shares Security Description Value
Exchange Traded Funds - 3.8%
50,000 Invesco S&P 500
Equal Weight ETF 10,638,500
17,984 iShares Core Dividend
Growth ETF 1,363,007
Total Exchange Traded Funds (Cost
$11,534,079) 12,001,507
Investments, at value - 99.7% (Cost
$145,643,425) $ 316,333,013
Other Assets & Liabilities, Net - 0.3% 796,901
Net Assets - 100.0% $ 317,129,914
ETF Exchange Traded Fund
PLC Public Limited Company
(a) Non-income producing security.

Payson Total Return Fund
SCHEDULE OF INVESTMENTS (UNAUDITED)
June 30, 2026
2
ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Level 1 value displayed in this table is Common Stock and
Exchange Traded Funds. Refer to this Schedule of Investments for a further breakout of each security by industry.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN
CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES
TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE
FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT.
THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT
THE FUND’S SECURITY VALUATION POLICIES AND ABOUT
CERTAIN SECURITY TYPES INVESTED BY THE FUND.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 316,333,013
Level 2 - Other Significant Observable Inputs –
Level 3 - Significant Unobservable Inputs –
Total $ 316,333,013